ADOPTION OF NEW AND REVISED STANDARDS AND INTERPRETATIONS (Tables)	12 Months Ended
Dec. 31, 2024
ADOPTION OF NEW AND REVISED STANDARDS AND INTERPRETATIONS
Schedule of issued but not yet effective standards and interpretations

Standard or Interpretation	Description	Effective date for annual accounting period beginning on or after
IFRS 18	Presentation and Disclosure in Financial Statements	1 January 2027
IFRS 7/9 (amendments)	Amendments to the Classification and Measurement of Financial Instruments. Contracts referencing Nature-dependant Electricity	1 January 2026
IFRS 7 (Amendments)	Disclosures – Gain or Loss on Derecognition, Credit Risk,	1 January 2026
IFRS 10 (Amendments)	Determination of a ‘de-facto agent,’	1 January 2026
IFRS 9 (Amendments)	Derecognition of Lease Liabilities	January 2026